Income Tax	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income Tax
31.	INCOME TAX
a.	Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$7,996	$8,271	$8,109
Income tax on unappropriated earnings	(60)	(2,070)	(20)
Income tax adjustments on prior years	(2)	7	(91)
Others	10	8	12
	7,944	6,216	8,010
Deferred tax
Deferred tax expense recognized for the year	(101)	208	(63)
Income tax adjustments on prior years	6	19	(1)
Change in tax rate	—	(38)	—
	(95)	189	(64)
Income tax expense recognized in profit or loss	$7,849	$6,405	$7,946

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$48,009	$44,986	$41,867
Income tax expense calculated at the statutory rate (17% in 2017, and 20% in 2018 and 2019)	$8,162	$8,997	$8,373
Nondeductible income and expenses in determining taxable income	34	227	18
Unrecognized deductible temporary differences	(1)	1	3
Unrecognized loss carryforwards	10	21	7
Tax-exempt income	(87)	(580)	(148)
Additional income tax under Alternative Minimum Tax Act	—	46	—
Income tax on unappropriated earnings	(60)	(2,070)	(20)
Investment credits	(212)	(204)	(203)
Change in tax rate	—	(38)	—
Effect of different tax rates of group entities operating in other jurisdictions	(2)	(15)	(9)
Income tax adjustments on prior years	4	26	(92)
Others	1	(6)	17
Income tax expense recognized in profit or loss	$7,849	$6,405	$7,946

In 2017, the applicable tax rate used above is the corporate tax rate of 17% payable by the entities subject to the Income Tax Act of the Republic of China.

Income Tax Act in the ROC was amended in February 2018 and the corporate income tax rate is adjusted from 17% to 20%.  Such amendment is effective from 2018.  In addition, the rate of the corporate surtax applicable to 2018 unappropriated earnings is reduced from 10% to 5%.  The applicable tax rate used by subsidiaries in China is 25%, and tax rates used by other entities in the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

In July 2019, the President of the ROC announced of the amendments to Article 23-3 of the Statute of Industrial Innovation, which stipulate that the unappropriated earnings in 2018 and thereafter that are reinvested in certain assets or technologies are allowed as deduction when computing the income tax on unappropriated earnings.

b.	Income tax recognized in other comprehensive income

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Deferred tax
Remeasurement on defined benefit plan	$(344)	$(243)	$305
Change in tax rate - defined benefit plan	—	(207)	—
Unrealized gain or loss on available-for-sale financial assets	(3)	—	—
Total income tax expense (benefit) recognized in other comprehensive income	$(347)	$(450)	$305

c.	Current tax assets and liabilities

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - other)	$—	$1
Current tax liabilities
Income tax payable	$6,221	$5,812

d.	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2017

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit obligation	$1,374	$5	$344	$1,723
Allowance for doubtful receivables over quota	230	59	—	289
Share of profits of associates and joint ventures accounted for using equity method	330	1	—	331
Valuation loss on inventory	20	3	—	23
Deferred revenue	117	(11)	—	106
Estimated warranty liabilities	19	3	—	22
Impairment loss on property, plant and equipment	122	(10)	—	112
Accrued award credits liabilities	20	(5)	—	15
Unrealized foreign exchange loss, net	—	17	—	17
Property, plant and equipment	2	—	—	2
Trade-in right	—	15	—	15
Others	34	(5)	—	29
	2,268	72	344	2,684
Loss carryforwards	54	(8)	—	46
	$2,322	$64	$344	$2,730

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit obligation	$(1,269)	$4	$—	$(1,265)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(40)	1	—	(39)
Deferred revenue for award credits	(46)	17	—	(29)
Unrealized foreign exchange gain or loss, net	(10)	10	—	—
Valuation gain or loss on financial instruments, net	(3)	(1)	3	(1)
Others	(1)	—	—	(1)
	$(1,464)	$31	$3	$(1,430)

For the year ended December 31, 2018

	January 1, 2018	Effect of Retrospective Application of IFRS 9	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit obligation	$1,723	$—	$134	$450	$2,307
Allowance for doubtful receivables over quota	289	—	146	—	435
Share of profits of associates and joint ventures accounted for using equity method	331	—	58	—	389
Valuation loss on inventory	23	—	65	—	88
Deferred revenue	106	—	5	—	111
Estimated warranty liabilities	22	—	4	—	26
Impairment loss on property, plant and equipment	112	—	(19)	—	93
Accrued award credits liabilities	15	—	(1)	—	14
Unrealized foreign exchange loss, net	17	—	(16)	—	1
Property, plant and equipment	2	—	-	—	2
Trade-in right	15	—	(5)	—	10
Others	29	—	8	—	37
	2,684	—	379	450	3,513
Loss carryforwards	46	—	(5)	—	41
	$2,730	$—	$374	$450	$3,554

	January 1, 2018	Effect of Retrospective Application of IFRS 9	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$		NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit obligation	$(1,265)	$—	$(567)	$—	$(1,832)
Land value incremental tax	(95)	—	-	—	(95)
Intangible assets	(39)	—	7	—	(32)
Deferred revenue for award credits	(29)	—	(2)	—	(31)
Unrealized foreign exchange gain, net	—	—	(1)	—	(1)
Valuation gain or loss on financial instruments, net	(1)	1	—	—	—
Others	(1)	—	—	—	(1)
	$(1,430)	$1	$(563)	$—	$(1,992)

For the year ended December 31, 2019

	January 1, 2019	Effect of Retrospective Application of IFRS 16	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit obligation	$2,307	$—	$32	$(305)	$2,034
Allowance for doubtful receivables over quota	435	—	(31)	—	404
Share of profits of associates and joint ventures accounted for using equity method	389	—	13	—	402
Valuation loss on inventory	88	—	53	—	141
Deferred revenue	111	—	(13)	—	98
Estimated warranty liabilities	26	—	8	—	34
Impairment loss on property, plant and equipment	93	—	(75)	—	18
Accrued award credits liabilities	14	—	3	—	17
Unrealized foreign exchange loss, net	1	—	2	—	3
Property, plant and equipment	2	—	—	—	2
Trade-in right	10	—	(9)	—	1
Others	37	26	14	—	77
	3,513	26	(3)	(305)	3,231
Loss carryforwards	41	—	(13)	—	28
	$3,554	$26	$(16)	$(305)	$3,259

	January 1, 2019	Effect of Retrospective Application of IFRS 16	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit obligation	$(1,832)	$—	$74	$—	$(1,758)
Land value incremental tax	(95)	—	-	—	(95)
Intangible assets	(32)	—	3	—	(29)
Deferred revenue for award credits	(31)	—	2	—	(29)
Unrealized foreign exchange gain, net	(1)	—	-	—	(1)
Valuation gain or loss on financial instruments, net	—	—	-	—	—
Others	(1)	—	1	—	—
	$(1,992)	$—	$80	$—	$(1,912)

e.	Items for which no deferred income tax assets have been recognized

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2020	$41	$23
Expire in 2021	12	13
Expire in 2022	10	10
Expire in 2023	9	8
Expire in 2024	2	8
Expire in 2025	15	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	—	—
	$101	$89
Deductible temporary differences	$1	$1

f.	Information about unused loss carryforwards

As of December 31, 2019, unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$23	2020
19	2021
11	2022
9	2023
8	2024
26	2025
12	2026
3	2027
4	2028
2	2029
$117

g.	Income tax examinations

Income tax returns of Chunghwa, CHSI, CHST, SENAO, CHIEF, CHI, CHPT, LED, Unigate, CLPT, SFD, SHE, ISPOT, Youth, Youyi, SENYOUNG, Aval and HHI have been examined by the tax authorities through 2017.  Income tax returns of CHYP and CHTSC have been examined by the tax authorities through 2018.